Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Related-Party Note Payable
In connection with the Gold Line/Medford Acquisition, on March 1, 2014, we entered into an Assignment, Assumption and Modification of Note (the Assumption Agreement) with certain subsidiaries of Phillips 66. Pursuant to the Assumption Agreement, we assumed a 5-year, $160 million note payable to a subsidiary of Phillips 66 that bears interest at a fixed rate of 3 percent per annum. Interest on the note is payable quarterly, and all principal and accrued interest are due and payable at maturity on February 28, 2019.

Cash Distribution
On April 23, 2014, the Board of Directors of our general partner declared our first quarter cash distribution of $0.2743 per limited partner unit which, combined with distributions to our general partner, resulted in total distributions of $21.1 million for the first quarter of 2014. This distribution was paid May 13, 2014, to unitholders of record as of May 5, 2014.